Schedule of Concentration of Risk (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%	100.00%
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	21.77%	20.89%	22.19%	11.46%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	44.28%		46.57%	47.48%
Customer A [Member] | Vendor Purchase [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	43.99%	52.15%	48.93%	78.62%
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	10.91%	11.52%	12.07%	11.26%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	0.00%		13.50%	0.00%
Customer B [Member] | Vendor Purchase [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	42.07%	37.26%	38.29%	17.91%
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	32.68%	32.41%	34.26%	54.47%
Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	44.28%		60.07%	47.48%
Customers [Member] | Vendor Purchase [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	100.00%	99.65%	99.33%	99.68%
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			0.00%	31.75%
Customer C [Member] | Vendor Purchase [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	13.94%	10.24%	12.11%	3.15%